Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 262,931,526.68
Previously Paid Amount	0.00
Total Fee Amount	36,310.84
Total Offset Amount	0.00
Net Fee	$ 36,310.84
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A